Share-based Compensation (Details) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Mar. 12, 2012 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2020 $ / shares shares	Mar. 12, 2012 ¥ / shares
Share-based Compensation (Details) [Line Items]
Option forfeited
Supplemental agreements, description		the Group entered into supplemental agreements with all remaing Participants to cancel the 521 Plan. In accordance with the supplemental agreements, all the relevant original contractual agreements were terminated and lapsed and upon which, the 521 Plan Employee Companies returned a total of 280,000,000 subscribed ordinary shares to the Group, and as a condition, the Group refunded all share rights deposits amounting RMB250,312 (US$38,332) back to the Participants, and terminated the Participants’ obligation to repay the Group the non-recourse loan principal and accumulated interest. By the end of 2020, the transaction was completed and the returned shares were all cancelled.
2012 Option G [Member]
Share-based Compensation (Details) [Line Items]
Share-based compensation expenses | $
Option forfeited			5,703	5,703	16,884
521 Plan [Member]
Share-based Compensation (Details) [Line Items]
Description of option grantees		The 521 Plan is generally scheduled to be vested over five years. 150,000,000 ordinary shares were granted on December 31, 2018 and the rest has been granted on January 10, 2019 subsequently.
Exercise price of options | $ / shares						$ 27.38
Options granted
Share-based compensation expenses | ¥			¥ 393
Percentage of subscription price		90.00%
Percentage of interest rate						8.00%
Percentage of contributed by participants		10.00%
Termination of employment or agency contract		The loan is repayable by the Participants upon the earlier of the expiry date of the 521 Plan, termination of employment or the agency contract or within five years.
Risk-free interest rate estimated term		5 years
Reserved ordinary shares available to be granted as share-based awards						280,000,000
Reversed stock option (in Yuan Renminbi) | ¥		¥ 393
Directors And Employees [Member] | 2012 Option G [Member]
Share-based Compensation (Details) [Line Items]
Options to purchase ordinary shares	92,845,000
Description of option grantees	Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a five-year service period from 2012 to 2016. The expiration date of the 2012 Options is March 12, 2022.
Exercise price of options | (per share)	$ 0.30						¥ 1.90
Intrinsic value of per ordinary share | (per share)	$ 0.04						0.26
Options granted	3,200,000
Two Independent Directors [Member] | 2012 Option G [Member]
Share-based Compensation (Details) [Line Items]
Exercise price of options | (per share)	$ 0.31						1.98
Intrinsic value of per ordinary share | (per share)	0.03						0.17
Exercise price for option G later modified | (per share)	$ 0.001						¥ 0.006